MERGER WITH FRONTLINE 2012 (Details 6)	1 Months Ended							12 Months Ended
	Jun. 30, 2016 USD ($) contract	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2015 USD ($) vessel contract broker_valuation	Jun. 30, 2015 contract	Jan. 31, 2015 contract	Sep. 30, 2014 contract	Feb. 28, 2014 contract	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Jul. 01, 2015 USD ($)
Business Acquisition [Line Items]
Newbuilding contracts | contract							4
Total vessels leased in on long-term time charters | vessel		15						13	15
Profit share expense percentage											25.00%
Remaining lease obligation								$ 422,600,000
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel		1						1	1
Revenues								$ 754,306,000	$ 458,934,000	$ 241,826,000
Net Income (Loss) Attributable to Parent								117,010,000	$ 154,624,000	149,469,000
Frontline [Member]
Business Acquisition [Line Items]
Revenues		$ 43,500,000
Net Income (Loss) Attributable to Parent		$ 9,800,000
Reverse acquisition [Member]
Business Acquisition [Line Items]
Other assets, favourable newbuilding contracts			$ 16,523,000
Total vessels leased in on long-term time charters | vessel			19
Reverse acquisition [Member]
Business Acquisition [Line Items]
Number of vessels acquired on merger | vessel			2
Number of broker valuations used | broker_valuation			2
Number of unfavourable time charter contracts | contract			5
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel			1
Suzemax Tanker [Member]
Business Acquisition [Line Items]
Newbuilding contracts | contract						6
VLCC Vessels [Member]
Business Acquisition [Line Items]
Newbuilding contracts | contract	2			2	2
Payments to acquire vessels	$ 84,000,000
Daily hire payable											$ 20,000
Suezmax Vessels [Member]
Business Acquisition [Line Items]
Daily hire payable											$ 15,000
Golden Ocean Group Limited [Member] | Suzemax Tanker [Member]
Business Acquisition [Line Items]
Newbuilding contracts | contract			2
Payments to acquire vessels			$ 55,700,000
Golden Ocean [Member]
Business Acquisition [Line Items]
Other assets, favourable newbuilding contracts			$ 16,500,000
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Number of vessels acquired on merger | vessel		14							14
Total vessels leased in on long-term time charters | vessel		14	15						14
Profit share expense percentage				25.00%							50.00%
Remaining lease obligation		$ 533,251,000						422,600,000	$ 533,251,000	$ 0
Ship Finance International Limited [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Remaining lease obligation								422,600,000
Total minimum contractual obligations, vessels under capital lease								262,700,000
Total contingent rental obligation on capital leases								$ 159,900,000
Ship Finance International Limited [Member] | VLCC Vessels [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel								10
Daily hire payable											$ 20,000
Ship Finance International Limited [Member] | Suezmax Vessels [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel								2
Daily hire payable											$ 15,000
Mindanao [Member]
Business Acquisition [Line Items]
Number of vessels whose lease was terminated | vessel		1